Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	MFS SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 15, 2021
Document Effective Date	Feb. 23, 2021
Prospectus Date	Feb. 23, 2021
MFS Emerging Markets Equity Research Fund | R4
Prospectus:
Trading Symbol	EEMGX
MFS Emerging Markets Equity Research Fund | R3
Prospectus:
Trading Symbol	EEMFX
MFS Emerging Markets Equity Research Fund | R2
Prospectus:
Trading Symbol	EEMEX
MFS Emerging Markets Equity Research Fund | A
Prospectus:
Trading Symbol	EEMPX
MFS Emerging Markets Equity Research Fund | I
Prospectus:
Trading Symbol	EEMIX
MFS Emerging Markets Equity Research Fund | R6
Prospectus:
Trading Symbol	EEMHX
MFS Emerging Markets Equity Research Fund | C
Prospectus:
Trading Symbol	EEMRX
MFS Emerging Markets Equity Research Fund | R1
Prospectus:
Trading Symbol	EEMDX